Investment in equity investees (Details 4) ¥ in Millions, $ in Millions		1 Months Ended
	Mar. 31, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)
Equity method investments
Investments accounted for under the equity method			¥ 30,460		¥ 28,952
Additional paid-in capital			184,204	$ 25,945	¥ 184,041
JD Technology
Equity method investments
Investments accounted for under the equity method			¥ 13,423				¥ 2,620
Percentage of the issued and outstanding ordinary shares (in percentage)	41.70%	36.80%
Total consideration in cash	¥ 4,000	¥ 1,780
Additional paid-in capital						¥ (901)
Percentage of equity interest	41.70%